Condensed Consolidated Statements of Comprehensive Loss (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jul. 02, 2011	Jul. 03, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net (loss) income	$ (18,960)	$ 564	$ (39,884)	$ (32,772)	$ (51,675)	$ (49,710)	$ (96,737)
Other comprehensive income (loss), net of taxes:
Foreign currency translation adjustments, net of tax benefit (expense) of $(745) and $4,260 for the three and six months ended July 2, 2011 and $(1,686) and $6,456 for the three and six months ended July 3, 2010, respectively	1,134	(2,626)	6,607	(10,056)	(5,435)	3,353	(4,657)
Unrealized loss on cash flow hedges, net of tax benefit of $75 and $167 for the three and six months ended July 2, 2011 and $800 and $2,295 for the three and six months ended July 3, 2010, respectively	(114)	(1,246)	(259)	(3,574)	(4,708)	(9,827)	(7,795)
Reclassification adjustment for losses on cash flow hedges included in net loss, net of tax benefit of $712 and $1,402 for the three and six months ended July 2, 2011 and $1,173 and $2,422 for the three and six months ended July 3, 2010, respectively	1,084	1,826	2,175	3,772	7,448	11,062	2,095
Other comprehensive income (loss)	2,104	(2,046)	8,523	(9,858)	(2,695)	4,588	(10,357)
Comprehensive loss	(16,856)	(1,482)	(31,361)	(42,630)	(54,370)	(45,122)	(107,094)
Comprehensive income attributable to noncontrolling interests	(356)	(154)	(839)	(352)	(728)	(766)	(909)
Comprehensive loss attributable to DJO Finance LLC	$ (17,212)	$ (1,636)	$ (32,200)	$ (42,982)	$ (55,098)	$ (45,888)	$ (108,003)